UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06565

Tekla Life Sciences Investors
(Exact name of registrant as specified in charter)

100 Federal Street, 19th Floor, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	6/30/17

Item 1.  Schedule of Investments.

TEKLA LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2017

(Unaudited)

SHARES		VALUE

	CONVERTIBLE PREFERRED AND WARRANTS (a) (b) - 3.3% of Net Assets

	Biotechnology — 0.6%
1,153,847	BioClin Therapeutics, Inc. Series A (Restricted)	$750,001
445,633	BioClin Therapeutics, Inc. Series B (Restricted)	333,333
2,568,939	EBI Life Sciences, Inc. Series A (Restricted) (c)	13,102
933,333	GenomeDx Biosciences, Inc. Series C (Restricted)	1,400,000
90,000	Trillium Therapeutics, Inc. Series II (d)	356,400
		2,852,836
	Health Care Equipment & Supplies (Restricted) — 1.9%
2,338,198	AlterG, Inc. Series C	865,133
79,330	CardioKinetix, Inc. Series C	0
142,574	CardioKinetix, Inc. Series D	0
439,333	CardioKinetix, Inc. Series E	0
481,378	CardioKinetix, Inc. Series F	0
N/A(e)	CardioKinetix, Inc. warrants (expiration 12/11/19)	0
N/A(e)	CardioKinetix, Inc. warrants (expiration 6/03/20)	0
8,822	CardioKinetix, Inc. warrants (expiration 8/15/24)	0
951,000	IlluminOss Medical, Inc. Series AA	951,000
895,848	IlluminOss Medical, Inc. Junior Preferred	895,848
71,324	IlluminOss Medical, Inc. warrants (expiration 3/31/27)	0
3,280,000	Tibion Corporation Series B	0
N/A(e)	Tibion Corporation warrants (expiration 07/12/17)	0
N/A(e)	Tibion Corporation warrants (expiration 10/30/17)	0
N/A(e)	Tibion Corporation warrants (expiration 11/28/17)	0
2,606,033	Veniti, Inc. Series A (c)	3,129,324
1,307,169	Veniti, Inc. Series B (c)	1,635,007
716,720	Veniti, Inc. Series C (c)	1,060,459
		8,536,771
	Life Sciences Tools & Services (Restricted) — 0.8%
2,446,016	Labcyte, Inc. Series C	3,081,980
107,178	Labcyte, Inc. Series D	147,906
81,480	Labcyte, Inc. Series E	131,183
		3,361,069
	Pharmaceuticals (Restricted) — 0.0%
2,862,324	Euthymics Biosciences, Inc. Series A (c)	2,862
	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $21,259,353)	14,753,538

PRINCIPAL AMOUNT

	CONVERTIBLE AND NON-CONVERTIBLE NOTES - 0.1% of Net Assets

	Convertible Notes (Restricted)(a) — 0.1%

	Health Care Equipment & Supplies — 0.1%
$51,741	CardioKinetix, Inc. Promissory Note, 5.00%, due 7/31/17 (b)	410

The accompanying notes are an integral part of this Schedule of Investments.

PRINCIPAL AMOUNT		VALUE

	Health Care Equipment & Supplies — continued
$285,294	IlluminOss Medical, Inc. Promissory Note, 8.00%, due 3/31/18	$285,294
		285,704
	Pharmaceuticals — 0.0%
26,924	Euthymics Biosciences, Inc. Promissory Note, 8.00%, due 5/31/18 (b) (c)	13,462
		13,462
	TOTAL CONVERTIBLE NOTES	299,166

	Non-Convertible Notes (Restricted)(a) (b) — 0.0%

	Health Care Equipment & Supplies — 0.0%
238,286	Tibion Corporation Non-Cvt. Promissory Note, 0.00%, due 12/31/18 (b)	0
28,211	Tibion Corporation Non-Cvt. Promissory Note, 6.00%, due 4/17/18 (b)	0
	TOTAL NON-CONVERTIBLE NOTES	0
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE NOTES (Cost $630,828)	299,166

SHARES

	COMMON STOCKS AND WARRANTS — 92.0% of Net Assets

	Biotechnology — 73.6%
396,500	Adaptimmune Therapeutics plc (b) (f)	1,780,285
159,699	Alexion Pharmaceuticals, Inc. (b)	19,430,577
34,026	Alnylam Pharmaceuticals, Inc. (b)	2,713,914
180,082	Amgen Inc.	31,015,523
160,730	Amicus Therapeutics, Inc. (b)	1,618,551
811,227	ARCA biopharma, Inc. (b) (c)	1,987,506
324,491	ARCA biopharma, Inc. warrants (expiration 6/11/22) (a) (b) (c)	64,898
320,135	Ardelyx, Inc. (b)	1,632,689
75,000	Argenx SE (b) (f)	1,590,750
10,000	AveXis, Inc. (b)	821,600
60,000	Bellicum Pharmaceuticals, Inc. (b)	700,800
124,855	Biogen Inc. (b)	33,880,653
148,570	BioMarin Pharmaceutical Inc. (b)	13,493,127
13,273	bluebird bio, Inc. (b)	1,394,329
268,531	Celgene Corporation (b)	34,874,121
40,000	Cellectis S.A. (b) (f)	1,032,800
286,472	Cidara Therapeutics, Inc. (b)	2,148,540
45,600	Clovis Oncology, Inc. (b)	4,269,528
159,027	CytomX Therapeutics, Inc. (b)	2,464,918
63,800	DBV Technologies S.A. (b) (f)	2,278,298
114,699	Dermira, Inc. (b)	3,342,329
120,475	Dynavax Technologies Corporation (b)	1,162,584
329	Eiger BioPharmaceuticals, Inc. warrants (expiration 10/10/18) (a) (b)	0

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	Biotechnology — continued
81,000	Epizyme, Inc. (b)	$1,223,100
165,599	Exelixis, Inc. (b)	4,078,703
46,000	Galapagos NV (b) (d)	3,512,750
19,000	Galapagos NV (b) (f)	1,453,880
443,120	Gilead Sciences, Inc.	31,364,034
125,000	Global Blood Therapeutics, Inc. (b)	3,418,750
195,822	Incyte Corporation (b)	24,655,948
74,612	Innoviva, Inc. (b)	955,034
28,000	Intellia Therapeutics, Inc. (b)	448,000
256,355	Karyopharm Therapeutics Inc. (b)	2,320,013
142,583	Merus B.V. (b)	2,259,941
152,900	Momenta Pharmaceuticals, Inc. (b)	2,584,010
120,000	Myovant Sciences Ltd. (b)	1,404,000
91,321	Natera, Inc. (b)	991,746
139,631	Neurocrine Biosciences, Inc. (b)	6,423,026
358,000	Novavax, Inc. (b)	411,700
48,761	Ovid Therapeutics Inc. (b)	511,503
111,986	Ovid Therapeutics Inc. (Restricted) (a)(b)	1,057,260
829,191	Pieris Pharmaceuticals, Inc. (b)	4,195,706
23,821	Pieris Pharmaceuticals, Inc., Series A warrants (expiration 6/8/21) (a) (b)	57,647
11,911	Pieris Pharmaceuticals, Inc., Series B warrants (expiration 6/8/21) (a) (b)	32,517
119,945	Ra Pharmaceuticals, Inc. (b)	2,247,769
54,632	Regeneron Pharmaceuticals, Inc. (b)	26,831,960
167,949	Retrophin, Inc. (b)	3,256,531
27,480	Sage Therapeutics, Inc. (b)	2,188,507
68,850	Sarepta Therapeutics, Inc. (b)	2,320,933
67,110	Seattle Genetics, Inc. (b)	3,472,271
24,300	Spark Therapeutics, Inc. (b)	1,451,682
200,000	Syndax Pharmaceuticals, Inc. (b)	2,794,000
150,000	Trillium Therapeutics Inc. (a)(b)(d)	594,000
38,362	Ultragenyx Pharmaceutical Inc. (b)	2,382,664
164,327	Vertex Pharmaceuticals Incorporated (b)	21,176,820
20,000	Xencor, Inc. (b)	422,200
233,331	Xenon Pharmaceuticals Inc. (b)	734,993
13,307	Zafgen, Inc. (b)	46,708
		326,978,626
	Health Care Equipment & Supplies — 2.7%
495,000	Alliqua BioMedical, Inc. (b)	183,150
130,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	293,040
93,349	GenMark Diagnostics, Inc. (b)	1,104,319
55,158	IDEXX Laboratories, Inc. (b)	8,903,604
23,012	Nevro Corp. (b)	1,712,783
7,157	TherOx, Inc. (Restricted) (a) (b)	143
		12,197,039

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	Health Care Providers & Services — 0.1%
148,148	InnovaCare Health, Inc. (Restricted) (a) (b) (g)	$322,963

	Life Sciences Tools & Services — 3.9%
100,000	Accelerate Diagnostics, Inc. (b)	2,735,000
73,258	Illumina, Inc. (b)	12,711,728
113,500	NanoString Technologies, Inc. (b)	1,877,290
		17,324,018
	Pharmaceuticals — 11.7%
56,011	Acceleron Pharma Inc. (b)	1,702,174
235,842	Akorn, Inc. (b)	7,910,141
6,363	Allergan plc	1,546,782
232,351	Auris Medical Holding AG (b)	166,131
233,000	Avadel Pharmaceuticals plc (b) (f)	2,569,990
29,100	Endo International plc (b)	325,047
47,865	Flex Pharma, Inc. (b)	184,280
124,140	Foamix Pharmaceuticals Ltd. (b) (d)	576,010
35,949	Impax Laboratories, Inc. (b)	578,779
57,022	Jazz Pharmaceuticals plc (b)	8,866,921
231,280	Mylan N.V. (b)	8,978,290
149,334	Nabriva Therapeutics plc (b)	1,677,021
207,300	Paratek Pharmaceuticals, Inc. (b)	4,995,930
42,015	Shire plc (f)	6,943,819
332,364	Tetraphase Pharmaceuticals, Inc. (b)	2,369,755
115,500	Verona Pharma plc (b) (f)	1,348,462
929,053	Verona Pharma plc (Restricted) (b) (d)	1,241,506
371,622	Verona Pharma plc, warrants (expiration 4/27/22) (a) (b) (d)	67,182
		52,048,220
	TOTAL COMMON STOCKS AND WARRANTS (Cost $279,005,557)	408,870,866

	EXCHANGE TRADED FUND - 2.1% of Net Assets
121,460	SPDR S&P Biotech ETF	9,374,283
	TOTAL EXCHANGE TRADED FUND (Cost $8,564,136)	9,374,283

PRINCIPAL AMOUNT

	SHORT-TERM INVESTMENT - 1.3% of Net Assets
$5,607,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $5,607,000, 0.12%, dated 6/30/17, due 7/03/17 (collateralized by U.S. Treasury Note 2.125%, due 5/15/25, market value $5,720,105)	5,607,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,607,000)	5,607,000

The accompanying notes are an integral part of this Schedule of Investments.

PRINCIPAL AMOUNT		VALUE
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 98.8% (Cost $315,066,774)	$438,904,853

INTEREST

	MILESTONE INTERESTS (Restricted)(a) (b) - 1.0% of Net Assets

	Pharmaceuticals — 1.0%
1	Afferent Milestone Interest	1,116,913
1	Neurovance Milestone Interest	3,404,477
1	TargeGen Milestone Interest	42,375
	TOTAL MILESTONE INTERESTS (Cost $7,503,366)	4,563,765
	TOTAL INVESTMENTS - 99.8% (Cost $322,570,140)	443,468,618
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	944,232
	NET ASSETS - 100%	$444,412,850

(a)	Security fair valued. See Investment Valuation and Fair Value Measurements.
(b)	Non-income producing security.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $7,906,620).
(d)	Foreign security.
(e)	Number of warrants to be determined at a future date.
(f)	American Depository Receipt
(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2017

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the “Trustees”) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible bonds, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Managment LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this Schedule of Investments.

Federal Income Tax Cost

At June 30, 2017, the cost of securities for Federal income tax purposes was 322,570,194. The net unrealized gain on securities held by the Fund was 120,898,424, including gross unrealized gain of 167,067,321 and gross unrealized loss of 46,168,897.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the period ended June 30, 2017 were as follows:

Issuer	Value on September 30, 2016	Purchases	Sales	Income	Value on June 30, 2017
ARCA Biopharma, Inc.	$2,458,019				$2,052,404
EBI Life Sciences, Inc.	13,102				13,102
Euthymics Biosciences, Inc.	2,862	$26,924			16,324
Veniti, Inc.	6,174,813	—		—	5,824,790
	$8,648,796	$26,924	$—	$—	$7,906,620

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2017

(Unaudited)

(continued)

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The Independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended June 30, 2017, there was a transfer between Level 2 and 1, Level  1 and 2, Level 3 and 2 and no other transfers between Levels.  The amount of transfers between Level 2 and Level 1 was $1,326,344. The investment was transferred from Level 2 to Level 1 due to a removal of a trading restriction and the value is being supported by quoted prices.  The amount of transfers between Level 1 and Level 2 was $1,926,708. The investment was transferred from Level 1 to Level 2 due to a trading restriction and the value is being supported by significant observable inputs.  The amount of transfers between Level 3 and Level 2 was $2,260,108. The investment was transferred from Level 3 to Level 2 due to a trading restriction and the value is being supported by significant observable inputs. The Fund accounts for transfers between Levels at the beginning of the period.

The following is a summary of the inputs used as of June 30, 2017 to value the Fund’s net assets.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred and Warrants
Biotechnology		$356,400	$2,496,436	$2,852,836
Health Care Equipment & Supplies		—	8,536,771	8,536,771
Life Sciences Tools & Services		—	3,361,069	3,361,069
Pharmaceuticals		—	2,862	2,862
Convertible Notes and Non-Convertible Notes
Health Care Equipment & Supplies		—	285,704	285,704
Pharmaceuticals		—	13,462	13,462
Common Stocks and Warrants
Biotechnology	$325,172,304	1,651,260	155,062	326,978,626
Health Care Equipment & Supplies	11,903,856	—	293,183	12,197,039
Health Care Providers & Services	—	—	322,963	322,963
Life Sciences Tools & Services	17,324,018	—	—	17,324,018
Pharmaceuticals	50,739,532	1,241,506	67,182	52,048,220
Exchange Traded Fund	9,374,283	—	—	9,374,283
Short-term Investment	—	5,607,000	—	5,607,000
Milestone Interest
Pharmaceuticals	—	—	4,563,765	4,563,765
Other Assets	—	—	693,489	693,489
Total	$414,513,993	$8,856,166	$20,791,948	$444,162,107

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2017

(Unaudited)

(continued)

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Assets	Balance as of September 30, 2016	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers in (out of) Level 3	Balance as of June 30, 2017
Convertible Preferred and Warrants
Biotechnology	$1,845,795	$(785)	$651,426			$2,496,436
Health Care Equipment & Supplies	11,980,833	(3,725,653)	281,790	$(199)		8,536,771
Life Sciences Tools & Services	4,641,917	(122,159)	71,671	(1,230,360)		3,361,069
Pharmaceuticals	2,401,900	5,658,195	8,708	(8,065,941)		2,862
Convertible and Non-Convertible Notes
Health Care Equipment & Supplies	0	(36,559)	337,254	(14,991)		285,704
Pharmaceuticals	561,304	1,111,342	32,091	(1,691,275)		13,462
Common Stocks and Warrants
Biotechnology	2,386,782	28,057	331	—	$(2,260,108)	155,062
Health Care Equipment & Supplies	214,150	79,033	—	—	—	293,183
Health Care Providers & Services	126,667	196,296	—	—	—	322,963
Pharmaceuticals	64,304	2,084	794	—	—	67,182
Milestone Interests
Pharmaceuticals	1,123,203	22,762	3,417,800	—	—	4,563,765
Other Assets	374,787	—	512,084	(193,382)	—	693,489
Total	$25,721,642	$3,212,613	$5,313,949	$(11,196,148)	$(2,260,108)	$20,791,948
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2017						$(464,676)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at June 30, 2017	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	515,284	Income approach, Black-Scholes	Discount for lack of marketability	20% - 50% (28.76%)
	14,989,431	Probability-weighted expected return model	Discount rate Price to sales multiple	16.60% - 58.51% (25.05%) 1.35 - 12.94 (4.31)
	72,354	Market approach, recent transaction	(a)	N/A
	5,214,879	Probability adjusted value	Probability of events Timing of events	10% - 95% (40.16%) 0.20 - 7.75 (2.53) years
$20,791,948

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2017

(Unaudited)

(continued)

(a)         The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds. There is no quantitative information as these methods of measure are investment specific.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 5% of the Fund’s net assets at June 30, 2017.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2017. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date		Cost	Carrying Value per Unit		Value
Afferent Milestone Interest	7/27/16		$1,123,622	$1,116,913		$1,116,913
AlterG, Inc. Series C Cvt. Pfd	4/12/13		1,427,310	0.37		865,133
BioClin Therapeutics, Inc.
Series A Cvt. Pfd	1/19/16, 10/24/16		750,495	0.65		750,001
Series B Cvt. Pfd	3/3/17		333,333	0.75		333,333
CardioKinetix, Inc.
Series C Cvt. Pfd	5/22/08		1,653,409	0.00		0
Series D Cvt. Pfd	12/10/10		546,109	0.00		0
Series E Cvt. Pfd	9/14/11		1,254,131	0.00		0
Series F Cvt. Pfd	12/04/14		1,645,495	0.00		0
Cvt. Promissory Note	6/20/17		51,741	0.79		410
Warrants (expiration 12/11/19)	12/10/09, 2/11/10		123	0.00		0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10		123	0.00		0
Warrants (expiration 8/15/24)	8/15/14		136	0.00		0
Cercacor Laboratories, Inc. Common	3/31/98		0	2.25		293,040
EBI Life Sciences, Inc. Series A Cvt. Pfd	12/29/11	††	13,597	0.01		13,102
Euthymics Biosciences, Inc.
Series A Cvt. Pfd	7/14/10 - 5/21/12		2,637,247	0.00	†	2,862
Cvt. Promissory Note	5/22/17		26,940	50.00		13,462
GenomeDx Biosciences, Inc.
Series C Cvt. Pfd	2/22/16		1,401,590	1.50		1,400,000
IlluminOss Medical, Inc.
Series AA Cvt. Pfd	1/21/16		956,841	1.00		951,000
Junior Preferred Cvt. Pfd	1/21/16		1,561,759	1.00		895,848
Cvt. Promissory Note	3/28/17		285,430	100.00		285,294
Warrants (expiration 3/31/27)	3/28/17		45	0.00		0
InnovaCare Health, Inc. Common	12/21/12	††	643,527	2.18		322,963
Labcyte, Inc.
Series C Cvt. Pfd	7/18/05		1,284,767	1.26		3,081,980
Series D Cvt. Pfd	12/21/12		68,643	1.38		147,906
Series E Cvt. Pfd	3/27/17		70,827	1.61		131,183
Neurovance Milestone Interest	3/20/17		3,414,295	3,404,477		3,404,477
Ovid Therapeutics, Inc. Common	8/7/15		1,500,844	9.44		1,057,260
TargeGen Milestone Interest	7/20/10		2,965,450	42,375		42,375
TherOx, Inc. Common	9/11/00, 7/8/05		2,388,426	0.02		143
Tibion Corporation
Series B Cvt. Pfd	2/23/11		905,158	0.00		0
Non-Cvt. Promissory Note	7/12/12		238,506	0.00		0
Non-Cvt. Promissory Note	4/12/13		28,211	0.00		0
Warrants (expiration 07/12/17)	7/12/12		0	0.00		0
Warrants (expiration 10/30/17)	10/30/12		0	0.00		0
Warrants (expiration 11/28/17)	11/28/12		0	0.00		0
Veniti, Inc.
Series A Cvt. Pfd	2/28/11		2,276,891	1.20		3,129,324
Series B Cvt. Pfd	5/24/13		1,199,887	1.25		1,635,007
Series C Cvt. Pfd	12/12/14		821,337	1.48		1,060,459
Verona Pharma plc
Common	4/27/17		1,759,826	1.34		1,241,506
			$35,236,071			$22,174,981

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2017

(Unaudited)

(continued)

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Carrying value per unit is greater than $0.00 but less than $0.01
††	Interest received as part of a corporate action for a previously owned security.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tekla Life Sciences Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	8/25/17

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	8/25/17